Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Advisory Services Agreement
In December 2016, the Company and InTandem Capital Partners, LLC (“InTandem”) entered into an advisory services agreement whereby InTandem owned the majority voting and equity interest in Cano Health’s Parent, Primary Care (ITC) Holdings, LLC, and provided financial and management consulting services to the Company. Services provided included, but were not limited to (i) corporate strategy, (ii) legal advice, (iii) acquisitions and divestitures strategies, and (iv) debt and equity financings. InTandem was entitled to an annual fee equal to the greater of $0.3 million or 2% of EBITDA for the prior calendar year plus out-of-pocket
expenses. The advisory services agreement was terminated upon the consummation of the Business Combination disclosed in Note 1,
“Nature of Business and Operations”
.

Pursuant to the advisory services agreement, the Company incurred expenses which are included in the consolidated statements of operations. The Company incurred related party transaction costs of approximately $2.3 million , $6.3 million and $2.8 million during the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and December 31, 2020, no balance and an immaterial balance was owed to InTandem pursuant to this agreement, respectively.
Administrative Service Agreement
On April 23, 2018, the Company entered into an administrative service agreement with Dental Excellence Partners, LLC (“DEP”), under which DEP paid an administrative services fee. In addition, the Company also recognizes revenue from licensing the Cano Dental trademark and from various subleasing agreements with Dental Excellence Partners. The administrative fee is a monthly fixed amount per office for providing comprehensive management and related administrative services to the dental practices. During April 2019, the Company entered into an amendment to this agreement and modified the administrative fee. The Company and DEP terminated the Administrative Service Agreement in December 2020, effective immediately.
The Company recognized approximately $0.4 million, $0.6 million and $0.6 million of income during the years ended December 31, 2021, 2020 and 2019, respectively, which was recorded within the caption fee-for-service
and other revenues in the accompanying consolidated statements of operations. As of December 31, 2021, an immaterial amount was due to the Company in relation to these agreements and recorded in the caption accounts receivable.
Dental Service Agreement
During 2019, the Company entered into a dental service agreement with Care Dental Group, LLC (“Belen Dental”), whereby the Company agreed to pay Belen Dental $15 per member per month, for each Medicare Advantage (“MA”) patient that is identified by the Company on a monthly enrollment roster to receive care at the legacy Belen Medical Centers. During the years ended December 31, 2021, 2020 and 2019, the Company paid Belen Dental approximately $0.3 million, $0.7 million and $0.3 million, respectively, pursuant to this agreement.
On October 9, 2020, the Company entered into a dental services agreement with Dental Excellence Partners, LLC to provide dental services for managed care members of the Company. The Company was charged approximately $4.6 million, $2.4 million and $1.8 million during the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021, no balance was due to Dental Excellence Partners, LLC.
Humana Relationships
In 2020, Cano Health and its Parent, Primary Care (ITC) Holdings, LLC, entered into multi-year agreements with Humana and its affiliates whereby the Parent entered into a note purchase agreement with Humana for a convertible note due October 2022 with an aggregate principal amount of $60 million. The note accrued interest at a rate of 8% per annum through March 2020 and 10% per annum thereafter, payable in kind. The note was convertible to
Class A-4
units of the Parent at the option of Humana in the event the Parent and affiliates seek to consummate a sale transaction and could be settled in cash at the option of Humana. Accordingly, the note was converted and settled in cash upon the consummation of the Business Combination. Humana is not a related party subsequent to the Business Combination on June 3, 2021 due to the repayment of the note.
In 2020, the Company entered into multi-year agreements with Humana, Inc. (“Humana”), a managed care organization, agreeing that Humana will be the exclusive health plan for Medicare Advantage products in certain centers in San Antonio and Las Vegas but allowing services to non-Humana
members covered by original Medicare, Medicaid, and commercial health plans in those centers. The agreements contain an administrative payment from Humana in exchange for the Company providing certain care coordination services during the contract term. The care coordination payments are refundable to Humana on a pro-rata
basis

if the Company ceases to provide services at the centers within the specified contract term. The Company identified one performance obligation per center to stand-ready to provide care coordination services to patients and will recognize revenue ratably over the contract term. Care coordination revenue is included in other revenue along with other ancillary healthcare revenues.
The multi-year agreements also contain an arrangement for a license fee that is payable by the Company to Humana for the Company’s use of certain Humana owned or leased medical centers to provide health care services. The license fee is a reimbursement to Humana for its costs of owning or leasing and maintaining the clinics, including rental payments, maintenance or repair expenses, equipment expenses, special assessments, cost of upgrades, taxes, leasehold improvements, and other expenses identified by Humana. The Company has not
paid license fees to Humana during the year ended December 31, 2021. The license, deferred revenue and deferred rent liability to Humana totaled $13.5 million as of December 31, 2020 while Humana was a related party. The Company also recorded $0.5 million and $0.2 million in operating lease expense related to its use of Humana clinics during the years ended December 31, 2021 and 2020, respectively, prior to repaying the note and while Humana was a related party.
Prior to entering into the agreements, the Company had existing payor relationships with Humana related to existing revenue arrangements within the Company. For the period that Humana was a related party to the Company, the Company recognized in its consolidated statements of operations revenue from Humana, including its subsidiaries, of $308.3 million and $235.5 million for the years ended December 31, 2021 and 2020, respectively. The Company recognized third-party medical expenses of and $249.8 million and $175.4 million, for the years ended December 31, 2021 and 2020, respectively.
In addition, we have entered into expansion agreements with Humana which provide a roadmap to opening new Humana-funded medical centers in the southwestern U.S. by 2024. Humana may decline to fund additional medical centers, which would have an adverse effect on our growth and future prospects.
Operating Leases
The Company leases several offices and medical spaces from certain employees and companies that are controlled by certain equity holders of Primary Care (ITC) Holdings, LLC. Monthly rent expense in aggregate totaled approximately $2.8 million, $2.7 million and $1.4 million for the years ended December 31, 2021, 2020 and 2019, respectively. These operating leases terminate through September 2024.
General Contractor Agreements
As of December 31, 2018, the Company has entered into various general contractor agreements with a company that is controlled by a family member of the Chief Executive Officer of the Company to perform leasehold improvements at various Company locations as well as various repairs and related maintenance as deemed necessary. Payments made pursuant to the general contractor agreements as well as amounts paid for repairs and maintenance to this related party totaled approximately $7.9 million, $7.3 million and $5.5 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Other Related Party Transactions
The Company made payments to various related parties in relation to logistic software, medical supplies, housekeeping, and moving costs. During the years ended December 31, 2021, 2020 and 2019 the Company paid approximately $1.3 million, $0.6 million and $0.6 million, respectively, to such parties.
On April 23, 2018, the Company advanced funds to an affiliated company, Dental Excellence Partners, LLC, in the amount of $4.5 million. The loan agreement calls for monthly interest-only payments to be received beginning May 1, 2018, and the entire outstanding principal balance shall be due and payable in full on April 23, 2023. The note receivable bears interest at 7%.
The Company did not recognize any interest income for the year ended December 31, 2021. For the years ended December 31, 2020, and 2019 the Company recognized $0.3 million and $0.3 million, respectively, of interest income related to this loan agreement. On December 17, 2020, Dental Excellence Partners made an early repayment of the outstanding balance to the Company. In connection with the early repayment, the Company wrote off $0.5 million, $0.4 million of which was due under the Administrative Service Agreement and $0.1 million was due for other services provided.
Additionally, during the year ended December 31, 2018, two executives of Cano Health obtained shares of the former Parent, Primary Care (ITC) Holdings, LLC, for a total amount of $0.4 million. As part of this transaction, the two executives paid cash and entered into promissory notes with the Parent in order to acquire the shares. On May 25, 2018, the first promissory note was obtained in the amount of $0.1 million, payable on May 25, 2026 with a fixed annual interest rate of 2.8%. On August 24, 2018, the second promissory note was obtained from the Company in the amount of $0.5 million, with a fixed annual interest rate of 2.8%. The loan and interest receivable was scheduled to be due on August 24, 2025. As of December 31, 2021, both of the promissory notes were paid in full.
Asset Purchase Agreement
On October 1, 2021, the Company, through its wholly owned subsidiary, completed the acquisition of substantially all of the assets of Aguilar Medcare Associates (“AMA”), for shares of the Company’s Class A common stock equal to approximately $3.0 million pursuant to an asset purchase agreement. Dr. Richard Aguilar, the Company’s Chief Clinical Officer, held an interest in AMA of approximately $1.5 million at the time of the closing of the acquisition. The Company obtained a third-party valuation on the purchase price paid to AMA pursuant to the asset purchase agreement.